COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	120.3%
AUSTRALIA	9.2%
RAILWAYS	1.0%
Aurizon Holdings Ltd.		8,589,984	$19,275,025

TOLL ROADS	8.2%
Atlas Arteria Ltd.(a)		16,278,382	57,878,003
Transurban Group(a)(b)		12,793,144	104,379,709

			162,257,712

TOTAL AUSTRALIA			181,532,737

BRAZIL	1.9%
MARINE PORTS	0.6%
Santos Brasil Participacoes SA		6,667,425	11,367,604

TOLL ROADS	1.3%
CCR SA		10,300,010	26,413,172

TOTAL BRAZIL			37,780,776

CANADA	10.5%
DIVERSIFIED	0.2%
Tidewater Renewables Ltd.(c)		789,442	4,824,126

GAS DISTRIBUTION	0.9%
AltaGas Ltd.		888,181	17,034,504

MIDSTREAM	8.4%
Enbridge, Inc.(b)		1,939,567	64,330,936
Keyera Corp.		748,046	17,563,178
TC Energy Corp.		2,426,260	83,438,693

			165,332,807

RAILWAYS	1.0%
Canadian National Railway Co.		185,816	20,122,713

TOTAL CANADA			207,314,150

CHINA	3.0%
GAS DISTRIBUTION	1.7%
ENN Energy Holdings Ltd., (H shares)		4,079,921	33,864,967

MARINE PORTS	0.6%
China Merchants Port Holdings Co., Ltd., (H shares)		5,016,000	6,245,219
COSCO SHIPPING Ports Ltd., (H shares)		8,580,000	5,609,741

			11,854,960

		Shares	Value
TOLL ROADS	0.7%
Jiangsu Expressway Co., Ltd., (H shares)		15,514,000	$14,006,472

TOTAL CHINA			59,726,399

FRANCE	1.4%
ELECTRIC
Engie SA		1,794,411	27,565,462

HONG KONG	1.9%
ELECTRIC
Power Assets Holdings Ltd.		7,771,500	37,612,276

INDIA	2.7%
ELECTRIC
NTPC Ltd.		5,253,915	15,564,109
Power Grid Corp of India Ltd.		15,813,448	38,123,852

			53,687,961

ITALY	2.3%
ELECTRIC
Enel SpA		1,887,867	11,616,415
Terna—Rete Elettrica Nazionale		4,504,953	33,949,680

			45,566,095

JAPAN	2.5%
GAS DISTRIBUTION	1.4%
Tokyo Gas Co., Ltd.		1,238,600	28,105,545

RAILWAYS	1.1%
West Japan Railway Co.		506,400	20,958,806

TOTAL JAPAN			49,064,351

MEXICO	2.8%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		3,394,388	55,730,095

NETHERLANDS	0.3%
MARINE PORTS
Koninklijke Vopak NV		147,393	5,052,049

NEW ZEALAND	1.6%
AIRPORTS
Auckland International Airport Ltd.(b)		6,665,359	31,599,527

PHILIPPINES	0.3%
MARINE PORTS
International Container Terminal Services, Inc.		1,795,530	6,575,824

		Shares	Value
SPAIN	2.6%
AIRPORTS	1.8%
Aena SME SA(d)		234,282	$35,321,260

COMMUNICATIONS	0.8%
Cellnex Telecom SA(d)		477,696	16,651,305

TOTAL SPAIN			51,972,565

THAILAND	2.2%
AIRPORTS
Airports of Thailand PCL(c)		22,244,500	42,610,474

UNITED KINGDOM	4.4%
ELECTRIC	3.8%
National Grid PLC		6,355,537	75,993,024

WATER	0.6%
Pennon Group PLC		1,667,274	11,920,652

TOTAL UNITED KINGDOM			87,913,676

UNITED STATES	70.7%
COMMUNICATIONS	7.8%
American Tower Corp.(b)(e)		646,883	106,379,909
Crown Castle, Inc.(b)(e)		290,692	26,752,385
SBA Communications Corp.(b)(e)		108,244	21,667,201

			154,799,495

DIVERSIFIED	0.2%
Benson Hill, Inc.(b)(c)(e)		962,500	319,069
Stem, Inc.(b)(c)(e)		637,750	2,704,060

			3,023,129

ELECTRIC	39.3%
Alliant Energy Corp.(b)(e)		1,269,705	61,517,207
CenterPoint Energy, Inc.(b)(e)(f)		2,507,631	67,329,892
CMS Energy Corp.(b)(e)		1,033,080	54,866,879
Consolidated Edison, Inc.(b)		286,608	24,513,582
Dominion Energy, Inc.(b)(e)		1,393,830	62,262,386
Duke Energy Corp.(b)(e)(f)		268,601	23,706,724
Entergy Corp.(b)(e)(f)		644,994	59,661,945
Evergy, Inc.(b)(e)		763,369	38,702,808
FirstEnergy Corp.(b)(e)		790,581	27,022,059
Net Power, Inc.(b)(c)(e)		731,336	11,043,174
NextEra Energy, Inc.(b)(e)		2,319,886	132,906,269
PPL Corp.(b)(e)		3,145,959	74,118,794

		Shares	Value
Public Service Enterprise Group, Inc.(b)(e)		614,368	$34,963,683
Southern Co./The(b)		1,612,273	104,346,309

			776,961,711

GAS DISTRIBUTION	5.9%
NiSource, Inc.(b)		2,453,332	60,548,234
Sempra(b)(e)		827,532	56,297,002

			116,845,236

MIDSTREAM	11.4%
Cheniere Energy, Inc.(b)(e)		315,497	52,359,882
DT Midstream, Inc.(b)(e)		334,958	17,725,977
Energy Transfer LP(b)		1,606,191	22,534,860
Hess Midstream LP, Class A(b)		716,320	20,866,402
Kinder Morgan, Inc.(b)(e)		1,489,892	24,702,409
Kinetik Holdings, Inc.(b)(e)		329,783	11,130,176
MPLX LP(b)(e)		514,959	18,317,092
ONEOK, Inc.(b)(e)		591,257	37,503,432
Plains All American Pipeline LP(b)(e)		1,264,432	19,371,098

			224,511,328

RAILWAYS	5.8%
Norfolk Southern Corp.(b)(e)		276,463	54,443,858
Union Pacific Corp.(b)(e)		292,062	59,472,585

			113,916,443

WATER	0.3%
Essential Utilities, Inc.(b)		168,103	5,770,976

TOTAL UNITED STATES			1,395,828,318

TOTAL COMMON STOCK (Identified cost—$2,163,826,275)			2,377,132,735

PREFERRED SECURITIES—EXCHANGE-TRADED	3.8%
BERMUDA	0.0%
INSURANCE
RenaissanceRe Holdings Ltd., 5.75% , Series F(b)(g)		7,000	148,050

CANADA	0.2%
UTILITIES
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A(b)(h)		89,073	2,184,961
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78(b)(h)		29,974	766,435
Brookfield BRP Holdings Canada, Inc., 4.625%(b)(g)		100,000	1,466,000

			4,417,396

		Shares	Value
NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10% , due 12/15/49(b)		65,287	$1,296,600

UNITED STATES	3.5%
BANKING	0.9%
Bank of America Corp., 6.00% , Series GG(b)(e)(g)		184,373	4,437,858
KeyCorp., 6.20% to 12/15/27, Series H(b)(g)(h)		40,560	800,654
Morgan Stanley, 6.375% , Series I(b)(g)		118,969	2,950,431
Regions Financial Corp., 5.70% to 5/15/29, Series C(b)(g)(h)		81,114	1,589,834
Wells Fargo & Co., 4.375% , Series CC(b)(g)		58,968	1,024,274
Wells Fargo & Co., 4.70% , Series AA(b)(g)		142,405	2,638,765
Wells Fargo & Co., 4.75% , Series Z(b)(e)(g)		206,575	3,838,164

			17,279,980

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Ford Motor Co, Senior Debt, 6.50% , due 8/15/62(b)		144,325	3,300,713

CONSUMER STAPLE PRODUCTS	0.3%
CHS, Inc., 6.75% to 9/30/24, Series 3(b)(g)(h)		137,935	3,452,513
CHS, Inc., 7.10% to 3/31/24, Series 2(b)(g)(h)		135,283	3,449,716

			6,902,229

FINANCIAL SERVICES	0.2%
Carlyle Finance LLC, 4.625% , due 5/15/61(b)		70,000	1,149,400
Oaktree Capital Group LLC, 6.55% , Series B(b)(g)		66,071	1,392,777
Oaktree Capital Group LLC, 6.625% , Series A(b)(g)		100,000	2,129,000

			4,671,177

INSURANCE	0.6%
Allstate Corp./The, 7.375% , Series J(b)(g)		98,834	2,603,288
American International Group, Inc., 5.85% , Series A(g)		516	12,012
Arch Capital Group Ltd., 5.45% , Series F(b)(e)(g)		80,000	1,648,000
Athene Holding Ltd., 4.875% , Series D(b)(g)		55,443	908,156
Athene Holding Ltd., 6.35% to 6/30/29, Series A(b)(g)(h)		115,223	2,494,578
Enstar Group Ltd., 7.00% to 9/1/28, Series D(b)(g)(h)		77,050	1,917,774
Equitable Holdings, Inc., 5.25% , Series A(b)(g)		52,000	1,024,400
Voya Financial, Inc., 5.35% to 9/15/29, Series B(b)(g)(h)		45,010	1,078,440

			11,686,648

		Shares	Value
PIPELINES	0.4%
Energy Transfer LP, 7.60% to 5/15/24, Series E(b)(g)(h)		203,366	$4,968,231
Energy Transfer LP, 10.364% to 10/30/23, Series D(b)(g)(h)		89,991	2,312,769

			7,281,000

TELECOMMUNICATIONS	0.3%
AT&T, Inc., 4.75% , Series C(b)(g)		182,869	3,507,427
AT&T, Inc., 5.00% , Series A(b)(g)		13,078	264,437
United States Cellular Corp., Senior Debt, 5.50% , due 6/1/70(b)		94,315	1,538,278

			5,310,142

UTILITIES	0.6%
CMS Energy Corp., 5.875% , due 3/1/79(b)		99,975	2,303,424
Duke Energy Corp., 5.75% , Series A(b)(g)		71,350	1,705,979
NiSource, Inc., 6.50% to 3/15/24, Series B(b)(g)(h)		40,519	1,017,027
Sempra, 5.75% , due 7/1/79(b)		99,837	2,275,285
Southern Co./The, 4.95% , due 1/30/80, Series 2020(b)		230,000	4,841,500

			12,143,215

TOTAL UNITED STATES			68,575,104

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$83,125,092)			74,437,150

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	21.4%
AUSTRALIA	0.6%
BANKING	0.2%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26 (USD)(b)(d)(g)(h)(i)		$4,000,000	3,871,166

INSURANCE	0.4%
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(h)(j)		1,800,000	1,718,691
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(h)(j)		5,155,000	5,101,169

			6,819,860

TOTAL AUSTRALIA			10,691,026

		Principal Amount	Value
CANADA	2.6%
BANKING	0.4%
Bank of Nova Scotia/The, 4.90% to 6/4/25 (USD)(b)(g)(h)		$2,000,000	$1,834,232
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (USD)(b)(h)		3,400,000	3,399,391
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (USD)(b)(h)		3,200,000	3,191,533

			8,425,156

PIPELINES	1.9%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (USD)(b)(h)		5,980,000	5,214,744
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(b)(h)		4,155,000	3,811,257
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(b)(h)		5,913,000	5,286,911
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (USD)(b)(h)		3,985,000	3,799,572
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (USD)(b)(h)		1,920,000	1,838,126
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (USD)(b)(h)		2,620,000	2,571,418
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (USD)(b)(h)		2,060,000	2,045,096
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (USD)(b)(h)		5,008,000	4,130,726
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (USD)(b)(h)		2,500,000	2,049,438
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(b)(e)(h)		6,499,000	5,941,931

			36,689,219

UTILITIES	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(b)(e)(h)		7,268,000	7,004,281

TOTAL CANADA			52,118,656

FINLAND	0.1%
BANKING
Nordea Bank Abp, 6.625% to 3/26/26 (USD)(b)(d)(g)(h)(i)		1,400,000	1,314,029

FRANCE	1.9%
BANKING	1.8%
BNP Paribas SA, 6.625% to 3/25/24 (USD)(b)(d)(g)(h)(i)		1,660,000	1,643,125
BNP Paribas SA, 7.00% to 8/16/28 (USD)(b)(d)(g)(h)(i)		1,000,000	918,830
BNP Paribas SA, 7.375% to 8/19/25 (USD)(b)(d)(g)(h)(i)		6,200,000	6,079,004
BNP Paribas SA, 7.75% to 8/16/29 (USD)(b)(d)(g)(h)(i)		3,200,000	3,045,646

		Principal Amount	Value
BNP Paribas SA, 9.25% to 11/17/27 (USD)(b)(d)(g)(h)(i)		$5,200,000	$5,333,016
Credit Agricole SA, 6.875% to 9/23/24 (USD)(b)(d)(g)(h)(i)		2,600,000	2,540,714
Credit Agricole SA, 7.875% to 1/23/24 (USD)(b)(d)(g)(h)(i)		4,600,000	4,576,310
Credit Agricole SA, 8.125% to 12/23/25 (USD)(b)(d)(g)(h)(i)		3,950,000	3,933,193
Societe Generale SA, 6.75% to 4/6/28 (USD)(b)(d)(g)(h)(i)		3,400,000	2,767,370
Societe Generale SA, 8.00% to 9/29/25 (USD)(b)(d)(g)(h)(i)		2,200,000	2,149,550
Societe Generale SA, 9.375% to 11/22/27 (USD)(b)(d)(g)(h)(i)		2,400,000	2,357,679

			35,344,437

INSURANCE	0.1%
CNP Assurances SACA, 4.875% to 10/7/30 (USD)(g)(h)(i)(j)		2,200,000	1,624,810

TOTAL FRANCE			36,969,247

ITALY	0.2%
BANKING
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (USD)(b)(d)(g)(h)(i)		3,900,000	3,666,221

JAPAN	0.5%
INSURANCE
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (USD)(b)(d)(g)(h)		2,000,000	1,965,868
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (USD)(g)(h)(j)		2,800,000	2,717,400
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (USD)(b)(d)(h)		5,600,000	5,503,667

			10,186,935

NETHERLANDS	0.6%
BANKING	0.5%
ING Groep N.V., 5.75% to 11/16/26 (USD)(b)(g)(h)(i)		5,000,000	4,431,981
ING Groep N.V., 6.50% to 4/16/25 (USD)(b)(g)(h)(i)		2,600,000	2,453,887
ING Groep N.V., 6.75% to 4/16/24 (USD)(g)(h)(i)(j)		2,400,000	2,360,491

			9,246,359

INSURANCE	0.1%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (USD)(b)(h)		2,875,000	2,657,278

TOTAL NETHERLANDS			11,903,637

SPAIN	0.2%
BANKING
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (USD)(b)(g)(h)(i)		4,800,000	4,507,427

		Principal Amount	Value
SWITZERLAND	1.2%
BANKING	0.6%
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (USD)(c)(d)(g)(h)(i)(k)		$1,600,000	$152,000
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (USD)(c)(d)(g)(h)(i)(k)		2,000,000	190,000
Credit Suisse Group AG, 7.25% to 9/12/25, Claim (USD)(c)(d)(g)(h)(i)(k)		1,200,000	114,000
Credit Suisse Group AG, 7.50%, Claim (USD)(c)(d)(g)(i)(k)		3,600,000	342,000
UBS Group AG, 6.875% to 8/7/25 (USD)(g)(h)(i)(j)		5,400,000	5,110,528
UBS Group AG, 7.00% to 1/31/24 (USD)(b)(d)(e)(g)(h)(i)		5,400,000	5,334,546

			11,243,074

INSURANCE	0.6%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (USD)(h)(j)		3,700,000	3,478,574
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48 (USD)(h)(j)		5,800,000	5,424,038
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (USD)(h)(j)		3,600,000	2,759,958

			11,662,570

TOTAL SWITZERLAND			22,905,644

UNITED KINGDOM	3.0%
BANKING	1.8%
Barclays PLC, 8.00% to 6/15/24 (USD)(b)(g)(h)(i)		5,000,000	4,928,653
Barclays PLC, 8.00% to 3/15/29 (USD)(b)(g)(h)(i)		4,400,000	3,959,743
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (USD)(b)(d)(e)(g)(h)		7,566,000	9,259,990
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(b)(g)(h)(i)		2,800,000	2,530,882
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(b)(g)(h)(i)		4,534,000	4,428,656
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(b)(g)(h)(i)		3,400,000	3,185,039
Natwest Group PLC, 6.00% to 12/29/25 (USD)(b)(g)(h)(i)		2,000,000	1,840,321
Natwest Group PLC, 8.00% to 8/10/25 (USD)(b)(e)(g)(h)(i)		6,000,000	5,836,170

			35,969,454

ENERGY	0.3%
BP Capital Markets PLC, 4.375% to 6/22/25 (USD)(b)(g)(h)		3,000,000	2,868,421
BP Capital Markets PLC, 4.875% to 3/22/30 (USD)(b)(g)(h)		3,550,000	3,182,747

			6,051,168

		Principal Amount		Value
INSURANCE	0.4%
Beazley Insurance DAC, 5.50%, due 9/10/29 (USD)(j)		$2,600,000		$2,312,050
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (USD)(h)(j)		1,300,000		1,069,811
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (USD)(g)(h)(i)(j)		4,400,000		3,961,760

				7,343,621

TELECOMMUNICATIONS	0.5%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (USD)(b)(h)		2,090,000		1,617,033
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (USD)(h)(j)		4,235,000		4,178,962
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (USD)(b)(h)		4,500,000		4,473,845

				10,269,840

TOTAL UNITED KINGDOM				59,634,083

UNITED STATES	10.5%
BANKING	6.6%
AgriBank FCB, 6.875% to 1/1/24(b)(g)(h)		37,000	†	3,704,625
Bank of America Corp., 5.875% to 3/15/28, Series FF(b)(g)(h)		2,682,000		2,436,360
Bank of America Corp., 6.10% to 3/17/25, Series AA(b)(g)(h)		7,429,000		7,293,313
Bank of America Corp., 6.25% to 9/5/24, Series X(b)(g)(h)		7,423,000		7,321,550
Bank of America Corp., 6.30% to 3/10/26, Series DD(b)(g)(h)		6,000,000		5,916,538
Bank of America Corp., 6.50% to 10/23/24, Series Z(b)(g)(h)		6,806,000		6,779,519
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(b)(g)(h)		3,500,000		3,157,096
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(b)(e)(g)(h)		6,983,000		5,840,977
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(b)(g)(h)		2,936,000		2,835,377
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(g)(h)		3,250,000		2,781,488
Citigroup, Inc., 4.15% to 11/15/26, Series Y(b)(g)(h)		2,310,000		1,854,655
Citigroup, Inc., 5.00% to 9/12/24, Series U(b)(g)(h)		4,704,000		4,460,193
Citigroup, Inc., 5.95% to 5/15/25, Series P(b)(e)(g)(h)		6,000,000		5,732,346
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(e)(g)(h)		7,850,000		7,573,364
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b)(g)(h)		2,000,000		1,831,895

		Principal Amount		Value
CoBank ACB, 6.25% to 10/1/26, Series I(g)(h)		$2,866,000		$2,735,321
Dresdner Funding Trust I, 8.151%, due 6/30/31 (TruPS)(b)(d)		2,500,000		2,662,750
Farm Credit Bank of Texas, 9.681% (3 Month US LIBOR + 4.01%)(b)(d)(g)(l)		35,300	†	3,534,412
First Horizon Bank, 6.393% (3 Month US Term SOFR + 1.11%, Floor 3.75%)(b)(d)(g)(l)		1,806	†	1,207,606
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(b)(g)(h)		4,170,000		3,371,784
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(b)(g)(h)		1,000,000		819,178
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(b)(g)(h)		1,645,000		1,568,819
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b)(g)(h)		1,000,000		978,479
Huntington Bancshares, Inc./OH, 4.45% to 10/15/27, Series G(b)(g)(h)		1,000,000		811,374
Huntington Bancshares, Inc./OH, 5.625% to 7/15/30, Series F(b)(g)(h)		894,000		790,979
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(b)(g)(h)		1,043,000		1,008,784
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b)(g)(h)		2,500,000		2,472,124
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(b)(g)(h)		1,436,000		1,427,706
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b)(g)(h)		8,790,000		8,793,735
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(b)(g)(h)		4,450,000		4,100,698
PNC Financial Services Group, Inc./The, 9.312% (3 Month US Term SOFR + 3.94%), Series O(b)(g)(l)		1,000,000		1,001,006
Truist Financial Corp., 4.80% to 9/1/24, Series N(b)(e)(g)(h)		1,810,000		1,556,105
Truist Financial Corp., 5.10% to 3/1/30, Series Q(b)(g)(h)		2,109,000		1,813,660
Truist Financial Corp., 5.125% to 12/15/27, Series M(b)(g)(h)		500,000		385,350
U.S. Bancorp, 5.30% to 4/15/27, Series J(b)(g)(h)		1,500,000		1,257,455
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(g)(h)		7,400,000		6,467,402
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b)(g)(h)		7,521,000		7,393,743
Wells Fargo & Co., 5.95%, due 12/15/36(b)		2,830,000		2,694,467
Wells Fargo & Co., 7.625% to 9/15/28(b)(g)(h)		2,390,000		2,415,494

				130,787,727

FINANCIAL SERVICES	0.4%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(g)(h)		1,936,000		1,217,156
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(g)(h)		7,200,000		6,938,390

				8,155,546

		Principal Amount	Value
INSURANCE	1.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)(h)		$3,200,000	$3,111,086
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)(h)		1,760,000	1,420,762
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)(h)		7,170,000	6,884,751
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(b)(d)		1,680,000	1,698,470
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(b)(d)(e)		5,850,000	6,066,023
MetLife, Inc., 9.25%, due 4/8/38(b)(d)		6,500,000	7,309,894
MetLife, Inc., 10.75%, due 8/1/39(b)		1,000,000	1,279,155
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)(h)		1,600,000	1,381,879
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)(e)(h)		3,000,000	2,940,175
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)(h)		4,500,000	4,130,364
Voya Financial, Inc., 7.748% to 9/15/28, Series A(b)(g)(h)		1,310,000	1,322,513

			37,545,072

PIPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(g)(h)		1,857,000	1,605,694

UTILITIES	1.5%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)(h)		4,200,000	3,438,950
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)(h)		1,125,000	962,505
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(g)(h)		8,000,000	6,947,295
Duke Energy Corp., 4.875% to 9/16/24(b)(g)(h)		2,805,000	2,737,086
National Rural Utilities Cooperative Finance Corp., 7.125% to 6/15/28, due 9/15/53(b)(h)		2,240,000	2,276,109
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)(h)		3,438,000	3,183,041
Sempra, 4.125% to 1/1/27, due 4/1/52(b)(h)		2,500,000	2,026,397
Sempra, 4.875% to 10/15/25(b)(g)(h)		5,780,000	5,490,920
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)(h)		3,000,000	2,782,447

			29,844,750

TOTAL UNITED STATES			207,938,789

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$445,203,118)			421,835,694

		Principal Amount	Value
CORPORATE BONDS	0.7%
ITALY	0.1%
UTILITIES
Enel Finance America LLC, 7.10% , due 10/14/27(b)(d)(e)		$600,000	$621,010
Enel Finance International NV, 7.50% , due 10/14/32(b)(d)		400,000	427,378

			1,048,388

UNITED STATES	0.6%
REAL ESTATE	0.2%
Spirit Realty LP, 3.40%, due 1/15/30(b)		3,060,000	2,564,453
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)(d)(e)		1,700,000	1,647,398

			4,211,851

UTILITIES	0.4%
American Electric Power Co., Inc., 5.75%, due 11/1/27(b)		1,015,000	1,021,628
Southern California Edison Co., 5.85%, due 11/1/27(b)(e)		1,000,000	1,006,050
Southern Co./The, 5.113%, due 8/1/27(b)(e)		6,000,000	5,884,419

			7,912,097

TOTAL UNITED STATES			12,123,948

TOTAL CORPORATE BONDS (Identified cost—$13,426,750)			13,172,336

		Shares/Units
WARRANTS—UNITED STATES	0.0%
Net Power, Inc., strike price $11.50, expires 3/12/26(b)(c)		182,834	793,500

TOTAL WARRANTS (Identified cost—$621,636)			793,500

SHORT-TERM INVESTMENTS	0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(m)		6,636,357	6,636,357
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(m)		3,502,259	3,502,259

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,138,616)			10,138,616

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,716,341,487)	146.7%	$2,897,510,031
WRITTEN OPTION CONTRACTS (Premiums received—$108,341)	(0.0)	(340,130)
LIABILITIES IN EXCESS OF OTHER ASSETS	(46.7)	(921,533,425)

NET ASSETS (Equivalent to $20.51 per share based on 96,316,372 shares of common stock outstanding)	100.0%	$1,975,636,476

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(n)	Premiums Received	Value
Put — American Electric Power Co., Inc.	$75.00	10/20/23	(964)	$(7,251,208)	$(38,230)	$(159,060)
Put — Crown Castle, Inc.	90.00	10/20/23	(953)	(8,770,459)	(70,111)	(181,070)
			(1,917)	$(16,021,667)	$(108,341)	$(340,130)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 255,000,000	0.670%	Monthly	5.424%(o)	Monthly	9/15/25	$21,382,503	$46,904	$21,429,407
212,500,000	1.240%	Monthly	5.310%(o)	Monthly	2/3/26	17,847,500	6,793	17,854,293
85,000,000	0.898%	Monthly	5.424%(o)	Monthly	5/1/26	8,408,428	20,612	8,429,040
255,000,000	1.237%	Monthly	5.424%(o)	Monthly	9/15/27	31,009,831	54,265	31,064,096

						$78,648,262	$128,574	$78,776,836

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the nine months ended September 30, 2023.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,951,842,797 in aggregate has been pledged as collateral.
(c)	Non-income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $144,205,430 which represents 7.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $869,929,001 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with written option contracts. $12,630,154 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Security converts to floating rate after the indicated fixed-rate coupon period.
(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $101,488,747 which represents 5.1% of the net assets of the Fund (3.5% of the managed assets of the Fund).

(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $41,818,242 which represents 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(k)	Security is in default.
(l)	Variable rate. Rate shown is in effect at September 30, 2023.
(m)	Rate quoted represents the annualized seven-day yield.
(n)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(o)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2023.

Sector Summary	% of Managed Net Assets
Electric	34.8
Midstream	13.3
Banking	8.9
Toll Roads	6.9
Gas Distribution	6.7
Railways	6.0
Communications	5.9
Airports	5.7
Insurance	3.1
Utilities	2.1
Pipelines	1.6
Marine Ports	1.2
Water	0.6
Telecommunications	0.5
Other	2.7

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Thailand	$—	$42,610,474	$—	$42,610,474
Other Countries	2,334,522,261	—	—	2,334,522,261
Preferred Securities—Exchange-Traded	74,437,150	—	—	74,437,150
Preferred Securities— Over-the-Counter	—	421,835,694	—	421,835,694
Corporate Bonds	—	13,172,336	—	13,172,336
Warrants	793,500	—	—	793,500
Short-Term Investments	—	10,138,616	—	10,138,616

Total Investments in Securities(a)	$2,409,752,911	$487,757,120	$—	$2,897,510,031

Interest Rate Swap Contracts	$—	$78,776,836	$—	$78,776,836

Total Derivative Assets(a)	$—	$78,776,836	$—	$78,776,836

Written Option Contracts	$(340,130)	$—	$—	$(340,130)

Total Derivative Liabilities(a)	$(340,130)	$—	$—	$(340,130)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (the effective date). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2023:

	Purchased Option Contracts(a)(b)	Written Option Contracts(a)
Average Notional Amount	$6,357,558	$34,197,597

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)	Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased option.